Guggenheim Ultra Short Duration Fund Average Annual Total Returns			12 Months Ended	17 Months Ended	60 Months Ended	85 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	3.85%
A Inst P Shares [Member] | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%		(0.36%)		2.01%	[3]
A Inst P Shares [Member] | Bloomberg 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]		4.29%		3.24%		2.18%	[3]
A Inst P Shares [Member] | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.18%		3.88%		2.92%
Performance Inception Date		Mar. 11, 2014
A Inst P Shares [Member] | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.33%		2.36%		1.77%
A Inst P Shares [Member] | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.04%		2.31%		1.74%
A Inst P Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.87%		3.61%	3.06%
Performance Inception Date		Nov. 30, 2018

[1]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[2]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[3]	Performance of the benchmark index is shown for the same periods as shown for performance of Institutional Class shares.
[4]	Bloomberg 1-3 Month U.S. Treasury Bill Index is an index that tracks the market for treasury bills issued by the U.S. government with maturities of one to three months.
[5]	Performance reflects return since inception of Class A shares.